SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Jun. 30, 2019
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (unaudited)
23.	SELECTED QUARTERLY FINANCIAL DATA (unaudited)

	Three Months Ended
	September	December	March	June
	2018	2018	2019	2019

	(Dollars in Thousands, except per share data)
Total interest and dividend income	$2,832	$2,943	$3,158	$3,121
Total interest expense	1,032	1,208	1,326	1,306

Net interest income	1,800	1,735	1,832	1,815
Provision for loan losses	19	14	10	37

Net interest income after provision for loan losses	1,781	1,721	1,822	1,778
Total noninterest income	110	110	87	108
Total noninterest expense	901	954	897	1,038

Income before income taxes	990	877	1,012	848
Income taxes	242	192	265	233

Net income	$748	$685	$747	$615

Per share data:
Net income
Basic	$0.42	$0.38	$0.42	$0.35
Diluted	0.42	0.38	0.42	0.35
Average shares outstanding
Basic	1,793,055	1,782,091	1,772,165	1,774,553
Diluted	1,793,272	1,782,091	1,772,165	1,774,553

	Three Months Ended
	September	December	March	June
	2017	2017	2018	2018

	(Dollars in Thousands, except per share data)
Total interest and dividend income	$2,225	$2,267	$2,482	$2,696
Total interest expense	644	677	818	985

Net interest income	1,581	1,590	1,664	1,711
Provision for loan losses	5	6	10	29

Net interest income after provision for loan losses	1,576	1,584	1,654	1,682
Total noninterest income	115	124	120	111
Total noninterest expense	892	957	907	957

Income before income taxes	799	751	867	836
Income taxes	297	355	233	243

Net income	$502	$396	$634	$593

Per share data:
Net income
Basic	$0.28	$0.22	$0.35	$0.31
Diluted	0.28	0.22	0.35	0.31
Average shares outstanding
Basic	1,824,878	1,826,580	1,828,283	1,827,870
Diluted	1,824,878	1,826,580	1,829,750	1,827,870

COMMON STOCK MARKET PRICE AND DIVIDEND INFORMATION

WVS Financial Corp.’s common stock is traded on the Nasdaq Global MarketSM under the symbol “WVFC”.

The following table sets forth the high and low market prices of a share of common stock, and cash dividends declared per share, for the periods indicated.

	Market Price		Cash Dividends
Quarter Ended	High	Low	Declared
June 2019	$17.81	$17.00	$0.18
March 2019	18.44	14.51	0.10
December 2018	16.50	12.25	0.08
September 2018	16.55	15.85	0.08

June 2018	$16.72	$15.60	$0.12
March 2018	18.05	15.40	0.08
December 2017	16.60	14.76	0.06
September 2017	16.85	15.39	0.06

There were six Nasdaq Market Makers in the Company’s common stock as of June 30, 2019: Bofa Securities; Citadel Securities LLC; VIRTU Americas LLC; UBS Securities LLC; Two Sigma Securities LLC and Collins Stewart LLC.

According to the records of the Company’s transfer agent, there were approximately 392 shareholders of record at August 23, 2019. This does not include any persons or entities who hold their stock in nominee or “street name” through various brokerage firms.

Dividends are subject to determination and declaration by the Board of Directors, which takes into account the Company’s financial condition, statutory and regulatory restrictions, general economic condition and other factors.